Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$90,985,109.76	$36,380,466.80	$54,604,642.96	0.273023	Dec-25
Class A-2a Notes	$314,800,000.00	$—	$314,800,000.00	1.000000	Oct-27
Class A-2b Notes	$78,800,000.00	$—	$78,800,000.00	1.000000	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$976,175,109.76	$36,380,466.80	$939,794,642.96

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,006,873,019.68	$969,537,603.30	0.868664
YSOC Amount	$27,984,919.94	$27,029,970.36
Adjusted Pool Balance	$978,888,099.74	$942,507,632.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$90,985,109.76	4.62200%	ACT/360	$397,170.22
Class A-2a Notes	$314,800,000.00	4.61000%	30/360	$1,209,356.67
Class A-2b Notes	$78,800,000.00	4.72654%	ACT/360	$351,759.61
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$976,175,109.76			$3,867,103.91

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,006,873,019.68	$969,537,603.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$978,888,099.74	$942,507,632.94
Number of Receivables Outstanding	47,065	46,146
Weighted Average Contract Rate	7.55%	7.56%
Weighted Average Remaining Term (months)	53.5	52.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,534,374.48
Principal Collections	$37,064,991.85
Liquidation Proceeds	$63,786.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,663,152.34
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,663,152.34

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$839,060.85	$839,060.85	$—	$—	$42,824,091.49
Interest - Class A-1 Notes	$397,170.22	$397,170.22	$—	$—	$42,426,921.27
Interest - Class A-2a Notes	$1,209,356.67	$1,209,356.67	$—	$—	$41,217,564.60
Interest - Class A-2b Notes	$351,759.61	$351,759.61	$—	$—	$40,865,804.99
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$39,350,444.99
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$39,096,319.66
First Allocation of Principal	$1,117,476.82	$1,117,476.82	$—	$—	$37,978,842.84
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$37,934,629.09
Second Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$27,084,629.09
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$27,038,607.01
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$16,188,607.01
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$16,139,510.76
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$5,289,510.76
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,289,510.76
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,576,520.78
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,576,520.78
Remaining Funds to Certificates	$2,576,520.78	$2,576,520.78	$—	$—	$—
Total	$43,663,152.34	$43,663,152.34	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$27,984,919.94
Increase/(Decrease)	$(954,949.58)
Ending YSOC Amount	$27,029,970.36

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$978,888,099.74	$942,507,632.94
Note Balance	$976,175,109.76	$939,794,642.96
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$270,424.53
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	37	$63,786.01
Monthly Net Losses (Liquidation Proceeds)			$206,638.52
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.17%
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$547,240.15
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.05%	17	$440,436.97
60-89 Days Delinquent	0.02%	10	$227,096.48
90-119 Days Delinquent	0.00%	1	$21,486.96
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	28	$689,020.41

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$117,735.90
Total Repossessed Inventory		7	$142,877.41

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		11	$248,583.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.01%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.50	0.05%	19	0.04%